SUMMARY OF ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
SCHEDULE OF USEFUL LIFE OF ASSET
Equipment	3 years
Furniture and fixtures	5 years

Equipment [Member]
Financing Receivable, Past Due [Line Items]
SCHEDULE OF USEFUL LIFE OF ASSET
Equipment	3 years
Furniture and fixtures	5 years